                           OPPENHEIMER SENIOR FLOATING RATE FUND
                         Supplement dated December 29, 2005 to the
                             Prospectus dated November 22, 2005

The Prospectus is revised as follows:

   Effective January 1, 2006, the Manager is reducing its voluntary waiver of management fees of the Fund from 0.20% to 0.10%.

December 29, 2005                                             PS0291.025